Depreciation Expenses - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ (43,213,943)	$ (46,258,382)	$ (51,091,418)
Amortization of Organization and Development Expenses	(40,517,472)	(39,545,859)	(36,795,856)
Depreciation of other intangible assets	(1,100)	(1,099)	(273)
Others	(546,073)	(1,006,220)	(54,303)
Total	$ (84,278,588)	$ (86,811,560)	$ (87,941,850)